Financial instruments - Schedule of Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain/(Loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	$ (105,694)	$ 60,504	$ (135,998)
Interest Expense [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	(4,259)	(5,330)	(8,310)
Depreciation and Amortization [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	$ (1,052)	$ (882)	$ (836)